Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	April 2020
Payment Date	5/15/2020
Transaction Month	11
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,142,066,659.36	40,029		56.6 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$203,000,000.00	2.386630%		July 15, 2020
Class A-2a Notes	$220,000,000.00	2.35%		February 15, 2022
Class A-2b Notes	$126,020,000.00	1.05400%	*	February 15, 2022
Class A-3 Notes	$346,060,000.00	2.23%		October 15, 2023
Class A-4 Notes	$105,020,000.00	2.24%		October 15, 2024
Class B Notes	$31,580,000.00	2.40%		November 15, 2024
Class C Notes	$21,060,000.00	2.58%		December 15, 2025
Total	$1,052,740,000.00
		* One-month LIBOR + 0.24%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,844,756.24

Principal:
Principal Collections	$17,250,171.05
Prepayments in Full	$8,232,023.93
Liquidation Proceeds	$271.59
Recoveries	$3,249.16
Sub Total	$25,485,715.73
Collections	$27,330,471.97

Purchase Amounts:
Purchase Amounts Related to Principal	$88,403.32
Purchase Amounts Related to Interest	$466.68
Sub Total	$88,870.00

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$27,419,341.97

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	April 2020
Payment Date	5/15/2020
Transaction Month	11
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$27,419,341.97
Servicing Fee	$678,189.95	$678,189.95	$0.00	$0.00	$26,741,152.02
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$26,741,152.02
Interest - Class A-2a Notes	$275,704.81	$275,704.81	$0.00	$0.00	$26,465,447.21
Interest - Class A-2b Notes	$70,832.72	$70,832.72	$0.00	$0.00	$26,394,614.49
Interest - Class A-3 Notes	$643,094.83	$643,094.83	$0.00	$0.00	$25,751,519.66
Interest - Class A-4 Notes	$196,037.33	$196,037.33	$0.00	$0.00	$25,555,482.33
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,555,482.33
Interest - Class B Notes	$63,160.00	$63,160.00	$0.00	$0.00	$25,492,322.33
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,492,322.33
Interest - Class C Notes	$45,279.00	$45,279.00	$0.00	$0.00	$25,447,043.33
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$25,447,043.33
Regular Principal Payment	$26,952,540.13	$25,447,043.33	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$27,419,341.97

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$25,447,043.33
Total					$25,447,043.33
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$16,179,265.74	$73.54	$275,704.81	$1.25	$16,454,970.55	$74.79
Class A-2b Notes	$9,267,777.59	$73.54	$70,832.72	$0.56	$9,338,610.31	$74.10
Class A-3 Notes	$0.00	$0.00	$643,094.83	$1.86	$643,094.83	$1.86
Class A-4 Notes	$0.00	$0.00	$196,037.33	$1.87	$196,037.33	$1.87
Class B Notes	$0.00	$0.00	$63,160.00	$2.00	$63,160.00	$2.00
Class C Notes	$0.00	$0.00	$45,279.00	$2.15	$45,279.00	$2.15
Total	$25,447,043.33	$24.17	$1,294,108.69	$1.23	$26,741,152.02	$25.40

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	April 2020
Payment Date	5/15/2020
Transaction Month	11

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$140,785,436.51	0.6399338	$124,606,170.77	0.5663917
Class A-2b Notes	$80,644,457.77	0.6399338	$71,376,680.18	0.5663917
Class A-3 Notes	$346,060,000.00	1.0000000	$346,060,000.00	1.0000000
Class A-4 Notes	$105,020,000.00	1.0000000	$105,020,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,060,000.00	1.0000000	$21,060,000.00	1.0000000
Total	$725,149,894.28	0.6888215	$699,702,850.95	0.6646492

Pool Information
Weighted Average APR	3.133%	3.126%
Weighted Average Remaining Term	48.39	47.66
Number of Receivables Outstanding	32,833	32,274
Pool Balance	$813,827,937.71	$788,214,560.70
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$751,626,419.39	$728,444,072.35
Pool Factor	0.7125923	0.6901651

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,928.54
Yield Supplement Overcollateralization Amount	$59,770,488.35
Targeted Overcollateralization Amount	$90,017,206.55
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$88,511,709.75

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,928.54
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,928.54
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,928.54

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	April 2020
Payment Date	5/15/2020
Transaction Month	11
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		46	$42,507.12
(Recoveries)		13	$3,249.16
Net Loss for Current Collection Period			$39,257.96
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0579%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5445%
Second Prior Collection Period			0.4156%
Prior Collection Period			0.3587%
Current Collection Period			0.0588%
Four Month Average (Current and Prior Three Collection Periods)			0.3444%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		648	$2,415,693.75
(Cumulative Recoveries)			$199,115.55
Cumulative Net Loss for All Collection Periods			$2,216,578.20
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1941%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,727.92
Average Net Loss for Receivables that have experienced a Realized Loss			$3,420.65

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.58%	167	$4,607,875.68
61-90 Days Delinquent	0.15%	39	$1,215,342.12
91-120 Days Delinquent	0.04%	13	$340,508.50
Over 120 Days Delinquent	0.05%	13	$395,401.03
Total Delinquent Receivables	0.83%	232	$6,559,127.33

Repossession Inventory:
Repossessed in the Current Collection Period		9	$277,858.05
Total Repossessed Inventory		37	$1,122,552.30

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1106%
Prior Collection Period			0.1553%
Current Collection Period			0.2014%
Three Month Average			0.1558%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2476%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	April 2020
Payment Date	5/15/2020
Transaction Month	11

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer